Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income Taxes [Line Items]
Net operating loss carryforwards	¥ 615,000
Changes that directly affected Income tax expense	(39,410)	¥ 5,984	¥ (2,444)
Unrecognized tax benefits, that would affect effective tax rate	4,401	3,374	12,323
Unrecognized tax benefits, interest and penalties	1,463	¥ 1,477	¥ 2,164
Mizuho Securities Company Limited | Japan
Income Taxes [Line Items]
Net operating loss carryforwards	281,000
Mizuho Financial Group Inc
Income Taxes [Line Items]
Undistributed earnings	233,000
Deferred tax liabilities	¥ 22,000